                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Roger H. Jenswold & Company Inc.
                 -------------------------------
   Address:      5847 San Felipe Suite 1212
                 -------------------------------
                 Houston, TX 77057
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-03940_
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Darden
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   713-789-9060_
         -------------------------------

Signature, Place, and Date of Signing:

            Janice Darden                Houston, TX        07/30/07
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               59
                                        --------------------

Form 13F Information Table Entry Total:       $125,215
                                        --------------------

Form 13F Information Table Value Total:
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                          ROGER H. JENSWOLD & CO., INC.

                           FORM 13F INFORMATION TABLE
                                 AS OF 07/30/07

                                  TITLE                 VALUE     SHARES/  SH/   PUT/     INVSTMT    OTHER      VOTING AUTHORITY
       NAME OF ISSUER           OF CLASS   CUSIP NO    (x$1000)   PRN AMT  PRN   CALL     DSCRETN   MANAGERS   SOLE    SHARED NONE
------------------------------- ---------  ---------  ---------   ------- ----  -------   -------   --------   -----   ------ ----
AES CORPORATION                    COM     00130H105        289     13200  SH   DEFINED      3500          0    9700
AT&T INC                           COM     00206R102        304      7329  SH   DEFINED      6629          0     700
ABBOTT LABORATORIES                COM       2824100       4053     75686  SH   DEFINED     40336          0   35350
AMERICAN FINANCIAL RLTY TR         COM     02607P305        822     79650  SH   DEFINED     50750          0   28900
AMERICAN INTL GROUP INC            COM      26874107       5609     80088  SH   DEFINED     44712          0   35376
AMGEN INC                          COM      31162100       1888     34139  SH   DEFINED     16420          0   17719
ANADARKO PETROLEUM CORP            COM      32511107       3014     57975  SH   DEFINED     34325          0   23650
ANHEUSER BUSCH COS INC             COM      35229103       2460     47165  SH   DEFINED     28430          0   18735
AVNET INC                          COM      53807103        860     21704  SH   DEFINED      7177          0   14527
BANK OF AMERICA CORP               COM      60505104        419      8572  SH   DEFINED      4152          0    4420
BED BATH AND BEYOND                COM      75896100       1496     41580  SH   DEFINED     20665          0   20915
BENCHMARK ELECTRONICS INC          COM     08160H101        745     32942  SH   DEFINED     15750          0   17192
CELGENE CORPORATION                COM     151020104       2891     50435  SH   DEFINED     25035          0   25400
CHEVRON CORP NEW                   COM     166764100        254      3016  SH   DEFINED      2620          0     396
CISCO SYS INC                      COM     17275R102       3515    126215  SH   DEFINED     56260          0   69955
CITIGROUP INC                      COM     172967101       2109     41113  SH   DEFINED     20570          0   20543
COCA-COLA COMPANY                  COM     191216100       3949     75497  SH   DEFINED     42615          0   32882
CONOCOPHILLIPS                     COM     20825C104       2314     29472  SH   DEFINED     12221          0   17251
CULLEN FROST BANKERS INC           COM     229899109        374      7000  SH   DEFINED      2600          0    4400
EMC CORPORATION MASS               COM     268648102        635     35110  SH   DEFINED     12320          0   22790
ENSCO INTL INC                     COM     26874Q100        244      4000  SH   SOLE         4000          0       0
EXXON MOBIL CORP                   COM     30231G102       7689     91663  SH   DEFINED     54590          0   37073
FIFTH THIRD BANCORP                COM     316773100       3774     94895  SH   DEFINED     51375          0   43520
FIRST MARBLEHEAD                   COM     320771108       3399     87972  SH   DEFINED     55318          0   32654
GENERAL ELEC CO                    COM     369604103       2335     60997  SH   DEFINED     28107          0   32890
GENZYME CORPORATION                COM     372917104        515      7999  SH   DEFINED      3199          0    4800
HCC INSURANCE HLDGS INC            COM     404132102       6076    181852  SH   DEFINED     91235          0   90617
HALLIBURTON CO                     COM     406216101        537     15556  SH   DEFINED      8309          0    7247
JACK HENRY & ASSOC INC             COM     426281101       3675    142715  SH   DEFINED     76920          0   65795
HESS CORP                          COM     42809H107       1343     22770  SH   DEFINED      9567          0   13203
HOME DEPOT INC                     COM     437076102       4097    104110  SH   DEFINED     55415          0   48695
HONEYWELL INTERNATIONAL INC        COM     438516106       2620     46545  SH   DEFINED     17130          0   29415
INTEL CORP                         COM     458140100       2623    110470  SH   DEFINED     64935          0   45535
INTERNATIONAL BUSINESS MACH.       COM     459200101       4099     38944  SH   DEFINED     22879          0   16065
ISHARES RUSSELL 1000               COM     464287622        367      4500  SH   DEFINED         0          0    4500
JPMORGAN CHASE & CO                COM     46625H100        528     10900  SH   DEFINED      5800          0    5100
JOHNSON & JOHNSON                  COM     478160104       3862     62679  SH   DEFINED     35204          0   27475
KBR INC                            COM     48242W106        444     16945  SH   DEFINED      9049          0    7896
MBIA INCORPORATED                  COM     55262C100       4751     76356  SH   DEFINED     39071          0   37285
MASCO CORPORATION                  COM     574599106        830     29150  SH   DEFINED     17100          0   12050
MICROSOFT CORP                     COM     594918104       3210    108925  SH   DEFINED     53371          0   55554
NUVEEN REAL ESTATE INCOME FD       FUND    67071B108        729     30300  SH   DEFINED     21900          0    8400
PEPSICO INC                        COM     713448108        593      9150  SH   DEFINED      3650          0    5500
PIONEER NATURAL RESOURCES          COM     723787107        964     19800  SH   DEFINED      9200          0   10600
PROSPERITY BANCSHARES INC          COM     743606105       2355     71878  SH   DEFINED     46114          0   25764
RUSH ENTERPRISES CLASS A           COM     781846209       2999    138060  SH   DEFINED     78310          0   59750
S&P 500 EQUAL WGT. RY DEX ETF      COM     78355W106       5186    101284  SH   DEFINED     66112          0   35172
SCHLUMBERGER LIMITED               COM     806857108       1015     11950  SH   DEFINED      5650          0    6300
SIMON PPTY GROUP INC NEW           COM     828806109        298      3200  SH   SOLE         3200          0       0
TXU CORP                           COM     873168108        202      3000  SH   SOLE         3000          0       0
TEVA PHARMACEUTICAL ADR 1/10       COM     881624209       5390    130660  SH   DEFINED     69570          0   61090
TEXAS INSTRUMENTS INC              COM     882508104        954     25350  SH   DEFINED     10250          0   15100
3M COMPANY                         COM     88579Y101       3819     44000  SH   DEFINED     24400          0   19600
US BANCORP DEL                     COM     902973304        276      8375  SH   DEFINED      3232          0    5143
WEINGARTEN REALTY SBI              COM     948741103        559     13606  SH   DEFINED      8250          0    5356
WELLS FARGO & CO (NEW)             COM     949746101        884     25126  SH   DEFINED     10454          0   14672
WRIGLEY COMPANY                    COM     982526105       1434     25930  SH   DEFINED     14615          0   11315

WYETH CORP                         COM     983024100       2203     38426  SH   DEFINED     21975          0   16451
ZIONS BANCORP                      COM     989701107        337      4376  SH   DEFINED      2495          0    1881